Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [Abstract]
Summary of Personnel Expenses
	2019	2018	2017
	(in € millions, except employee data)
Wages and salaries	541	409	348
Social costs	111	90	136
Contributions to retirement plans	26	20	17
Share-based payments	122	88	65
Other employee benefits	88	60	48
	888	667	614
Average full-time employees	4,405	3,651	2,960